Cash and Cash Equivalents - Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 6,412	€ 35,441
USD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	4,575	30,686
GBP
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	1,001	3,356
NOK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	97	29
SEK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	532	1,024
DKK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	196	346
AUD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 11	€ 0